GOF-P9 06/25

FRANKLIN STRATEGIC SERIES
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED JUNE 24, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective December 31, 2025, Michael McCarthy is anticipated to retire and step down as a member of the portfolio management team for each fund listed in Schedule A.

1. Effective December 31, 2025, the Summary Prospectus, Prospectus and SAI of Franklin Small Cap Growth Fund is amended as follows:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the fund's Summary Prospectus and Prospectus:

JJ Swartz
Portfolio Manager of Advisers and portfolio manager of the Fund since December 2025.

b. The following is added to the section titled “Fund Details – Management” in the fund’s Prospectus:

JJ Swartz Portfolio Manager of Advisers
Mr. Swartz has been a portfolio manager of the Fund since December 2025. He joined Franklin Templeton in 2022. Prior to joining Franklin Templeton, Mr. Swartz was a vice president at BlackRock.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund. Each portfolio manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

c. The following is added to the section titled “Management and Other Services – Portfolio managers” in the fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
JJ Swartz*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of May 31, 2025.

d. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
JJ Swartz*	$10,001–$50,000

*Information is provided as of May 31, 2025

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN STRATEGIC SERIES
Franklin Small Cap Growth Fund	September 1, 2024
Franklin Small-Mid Cap Growth Fund	September 1, 2024

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund	May 1, 2025

Please retain this supplement for future reference.